11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2023	September 30, 2022
Non-current assets
USA	$784,997	$1,070,155
Peru	-	41,186
Canada	6,178,063	6,050,080
	$6,963,060	$7,161,421